GOODWILL (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)
Changes in carrying amount of goodwill
Balance at the beginning of the period, Gross Amount	65,988	44,344	42,471
Balance at the beginning of the period, Accumulated Impairment Loss	(1,808)	(1,808)	(1,098)
Balance at the beginning of the period, Net Amount	64,180	42,536	41,373	10,711
Increase in goodwill related to acquisitions	662	21,644	1,873
Impairment losses recognized	0	0	(710)
Balance at the end of the period, Gross Amount	66,650	65,988	44,344
Balance at the end of the period, Accumulated Impairment Loss	(1,808)	(1,808)	(1,808)
Balance at the end of the period, Net Amount	64,842	64,180	42,536	$ 10,711